KRAMER LEVIN NAFTALIS & FRANKEL LLP
George M. Silfen Partner Phone 212-715-9522 Fax 212-715-8422 GSilfen@KRAMERLEVIN.com

June 10, 2013

VIA EDGAR

James E. O’Connor, Esq. Securities and Exchange Commission Division of Investment Management 100 F Street N.E. Washington, D.C. 20549-0505
Re:	Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Post-Effective Amendment No. 2 to the Registration Statement
On Form N-2 (File Nos. 333-177524 and 811-22225)

Dear Mr. O’Connor:

On behalf of Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).  We are filing the Registration Statement with the Commission for the sole purpose of updating certain financial and other information contained therein.  With the exception of these updates, the Registration Statement is substantially identical to the Fund’s Registration Statement declared effective by the Commission on April 26, 2012.  We respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about July 16, 2013.

If you have any questions or comments, please call me at (212) 715-9522.  Thank you, in advance, for your attention to this matter.

Sincerely,

/s/ George M. Silfen
George M. Silfen
Attachments

1177 Avenue of the Americas   New York NY 10036-2714   Phone 212.715.9100   Fax 212.715.8000

990 Marsh Road   Menlo Park CA 94025-1949   Phone 650.752.1700   Fax 650.752.1800

47 Avenue Hoche   75008 Paris France   Phone (33-1) 44 09 46 00   Fax (33-1) 44 09 46 01

www.kramerlevin.com